Revenues and Cost of Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Revenues and Cost of Revenues [Abstract]
Schedule of revenues and cost of revenues
	December 31,
	2022	2021
Revenues	$1,347	$-
Cost of goods sold	322	-

Gross profit	$1,025	$-